Share-based Compensation - Summary of the restricted shares activities (Details) - Restricted shares - TuanChe Limited Share Incentive Plan (the "Plan")	6 Months Ended
Jun. 30, 2024 $ / shares shares
Number of restricted shares
Outstanding Balance | shares	3,880,000
Granted | shares	3,000,000
Forfeit | shares	0
Vested | shares	(1,625,000)
Outstanding Balance | shares	5,255,000
Weighted-Average Grant-Date Fair Value
Outstanding Balance | $ / shares	$ 0.155
Granted | $ / shares	0.293
Forfeit | $ / shares	0
Vested | $ / shares	0.076
Outstanding Balance | $ / shares	$ 0.259